As filed with the Securities and Exchange Commission on June 15, 2001 Registration No. 333-60461

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                      POST-EFFECTIVE AMENDMENT NO. 11 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)
                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401


It is proposed that this filing will become effective on June 15, 2001 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec    Separate Account of Pacific
Life Insurance Company

RECONCILIATION AND TIE BETWEEN
ITEMS IN FORM N-8B-2 AND THE PROSPECTUS
(PURSUANT TO INSTRUCTION 4 OF FORM S-6)

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)

Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About Pacific Life

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Exec II basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Exec II basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Exec II basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Exec II basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About Pacific Life

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor........   About Pacific Life

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS


(Included in Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-01-500078, as filed on April 25, 2001, and incorporated by reference herein.)

         Supplement to Prospectus Dated May 1, 2001 for Select Exec II
               Flexible Premium Variable Life Insurance Policies
                    Issued by Pacific Life Insurance Company

                      ---------------------------------------------------------
Persistency Credit     Policies issued after April 30, 2001 may be eligible
                       for a persistency credit. Here's how it works:

                       Beginning on your 16th policy anniversary and on each policy anniversary thereafter, we may credit your policy with a persistency credit of 0.10% on an annual basis. We calculate the persistency credit amount on your policy's average accumulated value less any outstanding loan amount on each monthly payment date during the preceding policy year. We add it proportionately to your investment options according to your most recent allocation instructions.

                       Beginning on your 21st policy anniversary, we may increase your annual persistency credit to 0.30%.

                       Your policy's persistency credit is not guaranteed, and we may discontinue the program at any time.

                      ---------------------------------------------------------
Automated Income       Our automated income option ("AIO") program allows you
Option                 to make scheduled withdrawals or loans. Your policy is
                       eligible after the 7th policy anniversary. To begin the
Withdrawals and        program, you must have a minimum net cash surrender
loans may reduce       value of $50,000, and your policy must not qualify as a
policy values and      modified endowment contract.
benefits.
They may also          You request participation in the AIO program and
increase your risk     specify your AIO preferences by sending us an AIO
of lapse. In order     request form. If you wish to do so, contact your
to minimize the        registered representative for an AIO request form.
risk of lapse, you
should not take        There is no fee to participate in the AIO program. The
additional loans or    $25 fee for withdrawals under the AIO program is
withdrawals while      currently waived.
you are in the AIO
program.               Here's how the program works:

Distributions under    . You can set up the income stream from your policy on
the AIO program may      either a monthly or annual basis. Each scheduled
result in tax            income payment must be at least $500 if you choose to
liability. Please        receive monthly payments, or $1,000 if you choose
consult your tax         annual payments.
advisor.
                       . You may choose to receive either a fixed amount of
                         income or an amount based on a fixed duration.
For more                 Depending upon your objectives, you may wish to
information, see         reduce your face amount or change your policy's death
Withdrawals,             benefit option in order to maximize your income.
Surrenders and
Loans and Variable     . You choose the scheduled income payment date. You may
life insurance and       elect to have your income payments sent either by
your taxes in the        check or by electronic deposit to a bank account. The
prospectus.              effective date of the withdrawal or loan will be the
                         business day before any income payment date.

                       . If the scheduled income payment date falls on a
                         weekend or holiday, the actual income payment date will be the business day before the scheduled income payment date.

                       . The withdrawal or loan will be taken from your
                         policy's investment options in proportion to the accumulated value in each option.

Supplement dated June 15, 2001

Over time, your        Upon our receipt of your AIO request form, we will run
policy's actual        a hypothetical illustration to determine if your
performance, and       request can be fulfilled, or if any adjustments will be
perhaps your use of    necessary. We use the illustration to test your policy
the policy's           for the minimum net cash surrender value requirement.
options, are likely    Your policy must continue to have an illustrated net
to vary from the       cash surrender value at age 100 sufficient to meet the
assumptions used in    minimum accumulated value required to allow for payment
the illustrations.     of policy charges, including policy loan interest.
Changes in your
policy's investment    Illustrations generally will be run at an annual gross
option allocations     earnings rate chosen by you, not to exceed 10%. No
can impact your        earnings rate used is a guarantee or indication of
future values and      actual earnings.
income you receive.
Your policy may        We will complete an AIO agreement form, and send it and
also be more           the illustration to your registered representative for
susceptible to         delivery to you. The AIO agreement form will confirm
lapse.                 your income payment amount, frequency and duration, and
                       will also confirm your policy's cost basis and other
You are responsible    information about your elections under the AIO program.
to monitor your
policy's               Unless you request otherwise, distributions under the
accumulated value      AIO program will be taken first as withdrawals if not
to ensure your         taxable, then they will be taken as loans.
policy is not in
danger of lapsing.     Payments under the AIO program will begin as scheduled
You may need to        once we receive your signed AIO agreement form. We will
make additional        send you a letter confirming the date and amount of the
premium payments or    first income payment.
loan repayments to
prevent your policy    The income payments will usually remain constant during
from lapsing.          each income period, unless there is insufficient net
                       cash surrender value to make a payment. The duration of
You will not           each income period is one year, except that the first
receive a notice to    income period may differ depending on the following:
remind you of your
scheduled premium      . If the AIO program start date is six months or more
payments while you       from your next policy anniversary, the income period
are in the AIO           will end on the next policy anniversary. In this
program.                 case, the first income period will last at least six
                         months, but not more than one year.

                       . If the AIO program start date is less than six months
                         from your next policy anniversary, the income period will extend to the following policy anniversary. In this case, the first income period will last at least one year, but not more than 18 months.

There is no charge     After the first income period, and each year you remain
for illustrations      in the AIO program, we will run an illustration after
we run in              each policy anniversary. This illustration will
connection with the    generally be run at a rate chosen by you, not to exceed
AIO program. They      a gross annual rate of 10%. Your policy must continue
do not count toward    to have an illustrated net cash surrender value at age
your one free          100 sufficient to meet the minimum accumulated value
illustration per       required to allow for payment of policy charges,
year.                  including policy loan interest.

                       We will send you a letter and the illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

                       You may discontinue participation in the AIO program at any time by sending a written notice to us.

Form No. 15-23512-
00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference table.

The Prospectus consisting of 116 pages.

Supplement dated June 15, 2001 to Prospectus dated May 1, 2001 consisting of 2 pages.

The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940 The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche LLP, Independent Auditors

Dechert Price & Rhoads, Outside Counsel
The following exhibits:

1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable

   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-AR) /1/

       (c) Accounting Benefit Rider (form R98-AB) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-ART-VL) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) Surrender Charge Endorsement (E9852S) /3/

       (l) Endorsement (E9852T) /5/

       (m) Estate Tax Repeal Rider /6/

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)(a) Participation Agreement between Pacific Life Insurance
         Company and Pacific Select Fund /4/

     (b) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00 /6/

     (c) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00 /6/

  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /6/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /6/

    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary /6/

    (b) Form of Illustration of Policy Benefits /6/

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /4/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable

/1/ Filed as part of Registration Statement on Form S-6 filed via EDGAR on July 31, 1998, File No. 333-60461, Accession Number 0001017062-98-001653.

/2/ Filed as part of Pre-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on November 19, 1998, File No. 333-60461, Accession Number 0001017062-98-002348.

/3/ Filed as part of Post-Effective Amendment No. 1 to Registration Statement on
    Form S-6 filed via EDGAR on February 5, 1999, File No. 333-60461, Accession Number 0001017062-99-000149.

/4/ Filed as part of Post-Effective Amendment No. 3 to Registration Statement on
    Form S-6 filed via EDGAR on March 1, 2000, File No. 333-60461, Accession Number 0001017062-00-000590.

/5/ Filed as part of Post-Effective Amendment No. 8 to Registration Statement on
    Form S-6 filed via EDGAR on December 1, 2000, File No. 333-60461, Accession Number 0001017062-00-002422.

/6/ Filed as part of Post-Effective Amendment No. 10 to Registration Statement on Form S-6 filed via EDGAR on April 25, 2001, File No. 333-60461, Accession Number 0001017062-01-500078.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

RULE 484 UNDERTAKINGS

Pacific Life's Bylaws provide in Article X, Section 1 for indemnification of directors, officers and employees of the Company.

Insofar as indemnification for liability arising under Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 15th day of June, 2001.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ SHARON A. CHEEVER
     Sharon A. Cheever
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-60461, Accession No. 0001017062-00-000590, and incorporated by reference herein.)

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 15th day of June, 2001.

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ SHARON A. CHEEVER
     Sharon A. Cheever
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in this Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-60461, Accession No. 0001017062-00-000590, and incorporated by reference herein.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 2001
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2001
Glenn S. Schafer*

____________________          Director, Executive Vice President     __________ , 2001
Khanh T. Tran*                and Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2001
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2001
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2001
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2001
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2001
Lynn C. Miller*

*BY: /s/ SHARON A. CHEEVER                                               June 15, 2001
     Sharon A. Cheever
     as attorney-in-fact



(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-60461, Accession No. 0001017062-00-000590, and incorporated by reference herein.)